CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 907,335	$ 129,747	¥ 1,289,323
Restricted cash	140,959	20,157	354,991
Short-term investments (including nil and RMB40,000 of the investments measured at fair value as of December 31, 2024 and 2025)	1,747,032	249,822	1,271,618
Accounts receivable, net of allowance for credit losses of RMB126,936 and RMB177,770 as of December 31, 2024 and 2025, respectively	2,173,163	310,758	2,033,778
Inventories	879,421	125,756	1,117,439
Advances to suppliers	366,671	52,433	404,353
Derivative financial assets	6,342	907	11,557
Prepayments and other current assets	575,984	82,365	724,091
Amounts due from related parties	¥ 6,235	$ 892	¥ 7,021
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Total current assets	¥ 6,803,142	$ 972,837	¥ 7,214,171
Non-current assets:
Long-term debt investments (including RMB144,873 of the investments measured at fair value as of December 31, 2025)	232,213	33,206
Long-term equity investments	256,406	36,666	341,687
Property and equipment, net	758,703	108,493	822,229
Intangible assets, net	322,924	46,178	357,307
Land use right, net	36,413	5,207	37,438
Operating lease right-of-use assets	651,660	93,186	767,376
Goodwill	274,326	39,228	362,399
Other non-current assets	71,075	10,164	69,886
Deferred tax assets	284,254	40,647	234,508
Total non-current assets	2,887,974	412,975	2,992,830
TOTAL ASSETS	9,691,116	1,385,812	10,207,001
Current liabilities:
Short-term loans	1,207,773	172,709	1,220,957
Accounts payable	466,081	66,649	620,679
Notes payable	335,171	47,929	461,179
Income tax payables	35,506	5,077	26,559
Accrued expenses and other current liabilities	1,359,389	194,394	1,169,547
Derivative financial liabilities			130
Amounts due to related parties	¥ 1,532	$ 219	¥ 5,369
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party	Related Party
Current operating lease liabilities	¥ 239,712	$ 34,278	¥ 243,137
Total current liabilities	3,645,164	521,255	3,747,557
Non-current liabilities:
Deferred tax liabilities	22,981	3,286	32,783
Long-term operating lease liabilities	489,598	70,012	597,805
Other non-current liabilities	41,781	5,975	48,277
Total non-current liabilities	554,360	79,273	678,865
TOTAL LIABILITIES	4,199,524	600,528	4,426,422
Redeemable non-controlling interests	57,619	8,239	1,670,379
Baozun Inc. shareholders' equity:
Additional paid-in capital	4,639,555	663,448	4,646,631
Treasury shares (14,331,000 and 13,268,625 shares as of December 31, 2024 and 2025, respectively)	(90,643)	(12,962)	(95,502)
Accumulated deficit	(933,885)	(133,546)	(691,785)
Accumulated other comprehensive income	27,491	3,931	54,575
Total Baozun Inc. shareholders' equity	3,642,619	520,885	3,914,022
Non-controlling interests	1,791,354	256,160	196,178
Total Shareholders' equity	5,433,973	777,045	4,110,200
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	9,691,116	1,385,812	10,207,001
Class A ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	93	13	95
Class B ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	¥ 8	$ 1	¥ 8